Financing Arrangements - Summary of Debt and Accrued Interest Outstanding (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt maturity date start	Dec. 31, 2016	Dec. 31, 2016
Debt maturity date end	Dec. 31, 2017	Dec. 31, 2017
Messrs Hanson and Davis [Member]
Notes payable	$ 906,000
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Debt due date	December 2016	December 2016
Debt interest rate	10.00%	10.00%
Convertible Notes, Due 2016 And 2017, Interest at 0% and 8% [Member]
Debt maturity date start	Dec. 31, 2016	Dec. 31, 2016
Debt maturity date end	Dec. 31, 2017	Dec. 31, 2017
Convertible Notes, Due 2016 And 2017, Interest at 0% and 8% [Member] | Minimum [Member]
Debt interest rate	0.00%	0.00%
Convertible Notes, Due 2016 And 2017, Interest at 0% and 8% [Member] | Maximum [Member]
Debt interest rate	8.00%	8.00%
Series Subordinated Note, Due January 2016 Interest at 12% [Member]
Debt due date	January 2016	January 2016
Debt interest rate	12.00%	12.00%
Notes Payable, Due October 2016, Interest Between 8.25% And 12% [Member]
Debt due date	October 2016	October 2016
Notes Payable, Due October 2016, Interest Between 8.25% And 12% [Member] | Minimum [Member]
Debt interest rate	8.25%	8.25%
Notes Payable, Due October 2016, Interest Between 8.25% And 12% [Member] | Maximum [Member]
Debt interest rate	12.00%	12.00%
Note Payable, Due August 2021, Interest at 0% [Member]
Debt due date	August 2021	August 2021
Debt interest rate	0.00%	0.00%